NOTE 7 - SHORT-TERM BANK LOANS: Schedule of Short-term Bank Loans (Details) - USD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Short-term Bank Loan #1
Short-term Debt, Lender		Bank of Communications of China (“BCC”)
Short-term Debt, Weighted Average Interest Rate, over Time	[1]	5.66%
Debt Instrument, Maturity Date	[1]	Jul. 29, 2017
Short-term Bank Loan #2
Short-term Debt	[2]	$ 3,022,000	$ 3,835,962
Short-term Debt, Lender		Bank of Communications of China (“BCC”)
Short-term Debt, Weighted Average Interest Rate, over Time	[2]	5.66%
Debt Instrument, Maturity Date	[2]	Jul. 31, 2018
Short-term Bank Loan #3
Short-term Debt, Lender		Industrial and Commercial Bank of China (“ICBC”)
Short-term Debt, Weighted Average Interest Rate, over Time	[3]	6.53%
Debt Instrument, Maturity Date	[3]	Jan. 20, 2017
Short-term Bank Loan #4
Short-term Debt, Lender		Industrial and Commercial Bank of China (“ICBC”)
Short-term Debt, Weighted Average Interest Rate, over Time	[3]	6.53%
Debt Instrument, Maturity Date	[3]	Jan. 10, 2019
Short-term Bank Loan #5
Short-term Debt, Lender		Industrial and Commercial Bank of China (“ICBC”)
Short-term Debt, Weighted Average Interest Rate, over Time	[4]	6.53%
Debt Instrument, Maturity Date	[4]	May 23, 2017
Short-term Debt		$ 4,835,200	$ 5,871,973

[1]	In August 2016, Dongguan Jiasheng signed a loan agreement with BCC to borrow RMB 26 million (equivalent to $3,928,600) as working capital for one year with a due date on July 29, 2017. The loan bore a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 20 basis points. Fujian Zhangzhou Meijia Metal Products Co., Ltd. (“Meijia’) pledged its land use right and building as collateral. Mr. Silong Chen also pledged his personal property and land use right, as additional collateral. The loan was repaid in full upon maturity on August 8, 2017.
[2]	In August 2017, the Company renewed the above loan for another year to July 31, 2018. The Company repaid the loan upon maturity on August 21, 2018 and at the same time further renewed the loan for another year, with a new maturity date of August 13, 2019 (See Note 16). The Company pledged its land use right and building acquired from Mejia as collateral to secure the loan (Note 5 and Note 6). Mr. Silong Chen, the CEO, also provided personally guarantee and used his personal property and land use right as collateral.
[3]	On January 22, 2016, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million (equivalent to $1,813,200) as working capital for one year with the maturity date on January 20, 2017. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 50 basis points. The loan was renewed in January 2017 for another year, with the new maturity date of January 9, 2018. The loan was further renewed for another year upon maturity, with a new maturity date of January 10, 2019. On October 13, 2018, the Company repaid the loan in full before its maturity and has no plan to further renew the loan due to sufficient cash position.
[4]	On May 17, 2016, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 2 million (equivalent to $302,200) as working capital for one year with due date on May 23, 2017. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 222.5 basis points. The Company renewed RMB 1.8 million (equivalent to $271,980) in May 2017 for another year, with the new maturity date of May 16, 2018. The loan was repaid upon maturity.